Annual Fund Operating Expenses - Investor A, Institutional - iShares Developed Real Estate Index Fund	May 28, 2021
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.12%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.49%	[1],[2]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.12%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement		[1],[2]
Net Expenses (as a percentage of Assets)	0.20%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.49% of average daily net assets (for Investor A Shares) and 0.29% of average daily net assets (for Institutional Shares) through June 30, 2023. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years, and such repayment arrangement will terminate on August 13, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.